Shareholder Report, Average Annual Return (Details) 195911_Tema Durable Quality ETF_TF_TSR Annual {TF}	12 Months Ended	34 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
Tema Durable Quality ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tema Durable Quality ETF NAV
Average Annual Return, Percent	11.05%	15.75%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Total Return Index
Average Annual Return, Percent	16.99%	21.55%